FORM N-SAR

SEMI-ANNUAL REPORT

FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending: / / (a)

or fiscal year ending: 12/31/17 (b)

Is this a transition report?: (Y/N) X

Is this an amendment to a previous filing? (Y/N) X

Those items or sub-tems with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.	A.	Registrant Name: Elkhorn Unit Trust
	B.	File Number: XXXXXX
	C.	Telephone Number: (630)384-8700

2.	A.	Street: Washington Blvd.
	B.	City: Chicago
	C.	State: IL
	D.	Zip Code: 60607 Zip Ext:
	E.	Foreign Country: Foreign Postal Code:

3. Is this the first filing on this form by Registrant? (Y/N) N

4. Is this the last filing on this form by Registrant? (Y/N) N

5. Is Registrant a small business investment company (SBIC)?(Y/N) N

[If answer is "Y" (Yes), complete only items 89 through 110.]

6. Is Registrant a unit investment trust (UIT)? (Y/N) Y

[If answer is "Y" (Yes) complete only items 111 through 132.]

7. A. Is Registrant a series or multiple portfolio company?(Y/N) X

[If answer is "N" (No), go to item 8.]

B. How many separate series or portfolios did Registrant XXX have at the end of the period?

For period ending 12/31/17 If filing more than one

Page 47, "X" box: [ ]

File Number 811- XXXXX

UNIT INVESTMENT TRUSTS

111.	A.[/]	Depositor Name: Elkhorn Securities, LLC

	B. [/]	File Number (If any):

	C. [/]	City: Chicago State: IL Zip Code: 60607 Zip Ext.:

Foreign Country: Foreign Postal Code:

111.	A.[/]	Depositor Name:

	B. [/]	File Number (If any):

	C. [/]	City: State: Zip Code: Zip Ext.:

Foreign Country: Foreign Postal Code:

112.	A.[/]	Sponsor Name: Elkhorn Securities, LLC

	B. [/]	File Number (If any):

	C. [/]	City: Wheaton State: IL Zip Code: 60187 Zip Ext.:

Foreign Country: Foreign Postal Code:

112.	A.[/]	Sponsor Name:

	B. [/]	File Number (If any):

	C. [/]	City: State: Zip Code: Zip Ext.:

Foreign Country: Foreign Postal Code:

For period ending 12/31/17 If filing more than one

Page 48, "X" box: [ ]

File Number 811- XXXXX

113.	A.[/]	Trustee Name: Bank of New York Mellon

	B. [/]	City: New York State: NY Zip Code: 10286 Zip Ext.:

Foreign Country: Foreign Postal Code:

113.	A.[/]	Trustee Name:

	B. [/]	City: State: Zip Code: Zip Ext.:

Foreign Country: Foreign Postal Code:

114.	A.[/]	Principal Underwriter Name: Elkhorn Securities, LLC

	B. [/]	File Number: 8 -

	C. [/]	City: Chicago State: IL Zip Code: 60607 Zip Ext.:

Foreign Country: Foreign Postal Code:

114.	A.[/]	Principal Underwriter Name: Elkhorn Securities, LLC

	B. [/]	File Number: 8 -

	C. [/]	City: Chicago State: IL Zip Code: 60607 Zip Ext.:

Foreign Country: Foreign Postal Code:

115.	A.[/]	Independent Public Accountant Name: Grant Thornton LLP

	B. [/]	City: Chicago State: IL Zip Code: 60604 Zip Ext.:

Foreign Country: Foreign Postal Code:

115.	A.[/]	Independent Public Accountant Name:

	B. [/]	City: State: Zip Code: Zip Ext.:

Foreign Country: Foreign Postal Code:

For Period Ending	12/31/2017	If filing more than one
Page 49, "X" box:
File number 811-

116.	Family of Investment companies information:

	A: Is Registrant part of a family of investment companies? (Y/N)	N

B: Identify the family in 10 letters:
(Note: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.	A. Is Registrant a separate account of an insurance company? (Y/N)	N

	If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:	-

	B. Variable annuity contracts? (Y/N)	-

	C. Scheduled premium variable life contracts? (Y/N)	-

	D. Flexible premium variable life contracts? (Y/N)	-

	E. Other types of insurance products registered under the Securities Act of 1933? (Y/N)	-

118.	State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933	2

119.	State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period	0

120.	State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)	-

121.	State the number of series for which a current prospectus was in existence at the end of the period	1

122.	State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period	0

For Period Ending	12/31/2017	If filing more than one
Page 50, "X" box:
File number 811-

123.	State the total value of additional units considered in answering item 122 ($000's omitted)	$0

124.	State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted)	$0

125.	State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant’s principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000’s omitted)	$0

126.	Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant’s units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000’s omitted)	$0

127.

List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

		Number of	Total Assets	Total Income
		Series	($000’s	Distributions
		Investing	omitted)	($000’s omitted)

A.	U.S. Treasury direct issue

B.	U.S Government agency

C.	State and municipal tax-free

D.	Public utility debt

E.	Brokers or dealers debt or debt of brokers’ or dealers’ parent

F.	All other corporate intermed. & long-term debt

G.	All other corporate short-term debt

H.	Equity securities of brokers or dealers or parents of brokers or dealers

I.	Investment company equity securities

J.	All other equity securities	2	$1,769	$51

K.	Other securities

L.	Total assets of all series of registrant	2	$1,769	$51

For Period Ending	12/31/2017	If filing more than one
Page 51, "X" box:
File number 811-

128.

Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant’s series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)

		N

	[If answer is “N” (No), go to item 131.]

129.	Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)

	[If answer is “N” (No), go to item 131.]

130.	In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

131.	Total expenses incurred by all series of Registrant during the current reporting period ($000’s omitted)	$15

132.	List the “811” (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-	811-_______	811-_______	811-_______	811-_______

811-_______	811-_______	811-_______	811-_______	811-_______

811-_______	811-_______	811-_______	811-_______	811-_______

811-_______	811-_______	811-_______	811-_______	811-_______

811-_______	811-_______	811-_______	811-_______	811-_______

811-_______	811-_______	811-_______	811-_______	811-_______

811-_______	811-_______	811-_______	811-_______	811-_______

811-_______	811-_______	811-_______	811-_______	811-_______

133.

If the Registrant has divested itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-SAR and before filing of the current report, disclose the following information for each such divested security:

	A. Name of the issuer;	N/A

	B. Exchange ticker symbol;	N/A

	C. CUSIP number;	N/A

	D. Total number of shares or, for debt securities, principal amount divested;	N/A

SIGNATURE PAGE

The following form of signature shall follow items 79, 85, 88 104, 110 or 132 as appropriate.

This report is signed on behalf of the registrant (or depositor or trustee).

City of: Wheaton

State of: Illinois

Date: 03/06/2017

Name of Registrant, Depositor, or Trustee:

Elkhorn Securities, LLC

By (Name and Title):

Phillip L. Ziesemer, CFO & COO

Witness (Name and Title)

Derek R. Babb, Portfolio Manager

SEC'S COLLECTION OF INFORMATION

An agency may not conduct or sponsor, and a person is not required to respond to, a collection of information unless it displays a currently valid control number. Filing of this Form is mandatory. Section 30 of the Investments Company Act of 1940 ("1940 Act") and the rules thereunder, and Sections 13 and 15 (d) of the Securities Exchange Act of 1934 require investment companies to file annual and periodic reports with the Commission. The Commission has specified Form N-SAR for reports for investment companies. The Commission staff uses the information in performing inspections of investment companies, selectively reviewing registration documents filed under the 1940 Act and the Securities Act of 1933 and conducting studies and other types of analyses necessary to keep the Commission's regulatory program for investment companies current in relation to changing industry conditions. The information collected on Form N-SAR is publicly available. Any member of the public may direct to the Commission any comments concerning the accuracy of the burden estimate of this Form and any suggestions for reducing the burden of the Form. The collection of information has been reviewed by the Office of Management and Budget in accordance with the clearance requirements of 44 U.S.C.3507.